Lending Activities - Rollforward of the changes in the allowance for credit losses on Mortgage and other loans receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans modified in a troubled debt restructuring	$ 143	$ 280
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance, beginning of period	496	657	$ 357
Loans charged off	(13)	(1)	(17)
Net charge-offs	13	1	17
Addition to (release of) allowance for loan losses	117	(141)	43
Divestitures		(19)	0
Allowance, end of period	600	496	657
Off-balance-sheet commitments	60	57
Cumulative effect of change in accounting principle
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance, beginning of period	0	274
Allowance, end of period	0	0	274
Commercial Mortgages
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance, beginning of period	423	546	266
Loans charged off	(13)	(1)	(12)
Net charge-offs	13	1	12
Addition to (release of) allowance for loan losses	121	(122)	20
Divestitures		0	0
Allowance, end of period	531	423	546
Off-balance-sheet commitments	60	57	57
Commercial Mortgages | Cumulative effect of change in accounting principle
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance, beginning of period	0	272
Allowance, end of period	0	0	272
Other Loans
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance, beginning of period	73	111	91
Loans charged off	0	0	(5)
Net charge-offs	0	0	5
Addition to (release of) allowance for loan losses	(4)	(19)	23
Divestitures		(19)	0
Allowance, end of period	69	73	111
Other Loans | Cumulative effect of change in accounting principle
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance, beginning of period	0	2
Allowance, end of period	$ 0	$ 0	$ 2